Accrued and Other Liabilities	12 Months Ended
Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Accrued and Other Liabilities
Accrued and Other Liabilities
Accrued and other liabilities at December 31, 2015 and 2014 consist of the following:

(in thousands)	2015	2014
Accrued expenses	$55,928	$79,120
Payroll and related accruals	52,036	54,768
Deferred revenue	49,812	49,190
Accrued royalties	13,786	13,855
Cash collateral	7,826	—
Accrued contingent consideration and milestone payments	6,995	7,477
Accrued interest on long-term debt	4,239	8,121
Current portion of capital lease obligations	922	1,125
Fair value of derivative instruments	525	10,547
Total accrued and other liabilities	$192,069	$224,203